LOCAL AND FOREIGN CURRENCY - Current Liabilities (Details) $ in Thousands, in Thousands	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Current Liabilities:
Other current financial liabilities		$ 38,566,724		$ 40,593,878
Trade and other accounts payable		230,445,809		243,700,553
Accounts payable to related companies, current	39,541,968	39,541,968	53,637,601	53,637,601
Provisions		1,335,337		2,068,984
Current tax liabilities		8,828,599		6,762,267	$ 9,338,612
Employee benefits current provisions		31,071,019		38,392,854
Other non-financial liabilities, current		28,266,730		26,502,215
Total Current Liabilities		378,056,186		411,658,352	$ 419,862,101
Until 90 days
Current Liabilities:
Other current financial liabilities		9,270,838		9,719,894
Trade and other accounts payable		227,503,270		228,259,216
Accounts payable to related companies, current		39,541,968		53,637,601
Provisions		805,842		1,637,799
Current tax liabilities		4,590,876		3,097,223
Employee benefits current provisions		17,027,427		26,513,813
Other non-financial liabilities, current		620,609		328,441
Total Current Liabilities		299,360,830		323,193,987
More 90 days until 1 year
Current Liabilities:
Other current financial liabilities		29,295,886		30,873,984
Trade and other accounts payable		2,942,539		15,441,337
Provisions		529,495		431,185
Current tax liabilities		4,237,723		3,665,044
Employee benefits current provisions		14,043,592		11,879,041
Other non-financial liabilities, current		27,646,121		26,173,774
Total Current Liabilities		78,695,356		88,464,365
USD
Current Liabilities:
Other current financial liabilities		6,776,900		3,202,829
Trade and other accounts payable		8,972,065		10,049,567
Total Current Liabilities		15,748,965		13,252,396
USD | Until 90 days
Current Liabilities:
Other current financial liabilities		72,655		55,388
Trade and other accounts payable		8,972,065		10,049,567
Total Current Liabilities		9,044,720		10,104,955
USD | More 90 days until 1 year
Current Liabilities:
Other current financial liabilities		6,704,245		3,147,441
Total Current Liabilities		6,704,245		3,147,441
EUR
Current Liabilities:
Trade and other accounts payable		1,622,411		2,024,156
Total Current Liabilities		1,622,411		2,024,156
EUR | Until 90 days
Current Liabilities:
Trade and other accounts payable		1,622,411		2,024,156
Total Current Liabilities		1,622,411		2,024,156
UF
Current Liabilities:
Other current financial liabilities		13,072,184		19,372,164
Trade and other accounts payable				2,044,871
Total Current Liabilities		13,072,184		21,417,035
UF | Until 90 days
Current Liabilities:
Other current financial liabilities		7,799,637		7,535,228
Trade and other accounts payable				2,044,871
Total Current Liabilities		7,799,637		9,580,099
UF | More 90 days until 1 year
Current Liabilities:
Other current financial liabilities		5,272,547		11,836,936
Total Current Liabilities		5,272,547		11,836,936
CLP
Current Liabilities:
Other current financial liabilities		14,398,100		12,543,167
Trade and other accounts payable		111,612,624		100,043,884
Accounts payable to related companies, current		23,884,687		28,471,399
Provisions		1,300,590		2,065,496
Current tax liabilities		3,588,630		896,975
Employee benefits current provisions		6,968,362		6,750,954
Other non-financial liabilities, current		28,149,769		26,392,505
Total Current Liabilities		189,902,762		177,164,380
CLP | Until 90 days
Current Liabilities:
Other current financial liabilities		908,790		842,221
Trade and other accounts payable		108,670,085		84,602,547
Accounts payable to related companies, current		23,884,687		28,471,399
Provisions		805,842		1,637,799
Current tax liabilities		173,771		896,975
Employee benefits current provisions		1,168,973		1,241,603
Other non-financial liabilities, current		598,769		327,847
Total Current Liabilities		136,210,917		118,020,391
CLP | More 90 days until 1 year
Current Liabilities:
Other current financial liabilities		13,489,310		11,700,946
Trade and other accounts payable		2,942,539		15,441,337
Provisions		494,748		427,697
Current tax liabilities		3,414,859
Employee benefits current provisions		5,799,389		5,509,351
Other non-financial liabilities, current		27,551,000		26,064,658
Total Current Liabilities		53,691,845		59,143,989
BRL
Current Liabilities:
Other current financial liabilities		1,608,794		3,272,213
Trade and other accounts payable		58,136,480		75,051,089
Accounts payable to related companies, current		10,809,085		19,279,132
Current tax liabilities		4,249,909		2,107,381
Employee benefits current provisions		15,325,256		20,681,694
Total Current Liabilities		90,129,524		120,391,509
BRL | Until 90 days
Current Liabilities:
Other current financial liabilities		362,854		1,153,072
Trade and other accounts payable		58,136,480		75,051,089
Accounts payable to related companies, current		10,809,085		19,279,132
Current tax liabilities		4,249,909		2,107,381
Employee benefits current provisions		15,325,256		20,681,694
Total Current Liabilities		88,883,584		118,272,368
BRL | More 90 days until 1 year
Current Liabilities:
Other current financial liabilities		1,245,940		2,119,141
Total Current Liabilities		1,245,940		2,119,141
ARS
Current Liabilities:
Other current financial liabilities		1,649,032		779,981
Trade and other accounts payable		33,511,747		40,826,489
Accounts payable to related companies, current		4,848,196		5,887,070
Current tax liabilities		606,837		3,538,921
Employee benefits current provisions		7,234,954		9,850,658
Other non-financial liabilities, current		21,840		5,880
Total Current Liabilities		47,872,606		60,888,999
ARS | Until 90 days
Current Liabilities:
Other current financial liabilities		70,950		75,060
Trade and other accounts payable		33,511,747		40,826,489
Accounts payable to related companies, current		4,848,196		5,887,070
Current tax liabilities		167,196		92,867
Employee benefits current provisions		533,198		4,590,516
Other non-financial liabilities, current		21,840		594
Total Current Liabilities		39,153,127		51,472,596
ARS | More 90 days until 1 year
Current Liabilities:
Other current financial liabilities		1,578,082		704,921
Current tax liabilities		439,641		3,446,054
Employee benefits current provisions		6,701,756		5,260,142
Other non-financial liabilities, current				5,286
Total Current Liabilities		8,719,479		9,416,403
PGY
Current Liabilities:
Other current financial liabilities		1,061,714		1,423,524
Trade and other accounts payable		15,878,527		13,660,497
Provisions		34,747		3,488
Current tax liabilities		383,223		218,990
Employee benefits current provisions		1,542,447		1,109,548
Other non-financial liabilities, current		95,121		103,830
Total Current Liabilities		18,995,779		16,519,877
PGY | Until 90 days
Current Liabilities:
Other current financial liabilities		55,952		58,925
Trade and other accounts payable		15,878,527		13,660,497
Total Current Liabilities		15,934,479		13,719,422
PGY | More 90 days until 1 year
Current Liabilities:
Other current financial liabilities		1,005,762		1,364,599
Provisions		34,747		3,488
Current tax liabilities		383,223		218,990
Employee benefits current provisions		1,542,447		1,109,548
Other non-financial liabilities, current		95,121		103,830
Total Current Liabilities		3,061,300		$ 2,800,455
Other Currency
Current Liabilities:
Trade and other accounts payable		711,955
Total Current Liabilities		711,955
Other Currency | Until 90 days
Current Liabilities:
Trade and other accounts payable		711,955
Total Current Liabilities		$ 711,955